Prospectus Supplement dated June 9, 2021
Prospectus Form Number and Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	S-6735 CH (5/21) / May 1, 2021	S-6740 CH (5/21) / May 1, 2021
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CH (5/21) / May 1, 2021	S-6362 CH (5/21) / May 1, 2021
RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity / RiverSource® Retirement Advisor Access Variable Annuity	S-6503 CH (5/21) / May 1, 2021	S-6504 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CH (5/21) / May 1, 2021	S-6725 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 ChoiceSM Variable Annuity	S-6710 CH (5/21) / May 1, 2021	S-6715 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed prior to April 30, 2012) / RiverSource® RAVA 5 Select® Variable Annuity / RiverSource RAVA 5 Access® Variable Annuity	140463 CH (5/21) / May 1, 2021	140464 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013) / RiverSource® RAVA 5 Select® Variable Annuity / RiverSource® RAVA 5 Access® Variable Annuity	S-6515 CH (5/21) / May 1, 2021	S-6517 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019) / RiverSource® RAVA 5 Select® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to Sept. 18, 2017) / RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CH (5/21) / May 1, 2021	S-6595 CH (5/21) / May 1, 2021
RiverSource ® Retirement Group Annuity Contract I	S-6611 CH (5/21) / May 1, 2021
RiverSource ® Retirement Group Annuity Contract II	S-6612 CH (5/21) / May 1, 2021

Prospectus Supplement dated June 9, 2021
Prospectus Form Number and Date
Product Name	National	New York
RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	6407 K (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CH (5/21) / May 1, 2021	S-6471 R (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CH (5/21) / May 1, 2021	S-6410 N (4/13) / April 29, 2013
RiverSource ® Variable Second-To-Die Life Insurance	S-6196 W (5/08) / May 1, 2008	S-6185 R (5/08) / May 1, 2008
RiverSource Succession Select® Variable Life Insurance	S-6203 CF (4/19) / April 29, 2019	S-6203 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life 5 – Estate Series	S-6542 CH (5/21) / May 1, 2021	S-6543 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CH (5/21) / May 1, 2021	S-6419 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life Insurance III	S-6189 CH (5/21) / May 1, 2021	S-6211 L (05/09) / May 1, 2009
RiverSource ® Variable Universal Life Insurance	S-6194 CH (5/21) / May 1, 2021	S-6171 CF (4/19) / April 29, 2019
RiverSource ® Single Premium Variable Life Insurance	S-6199 K (05/08) / May 1, 2008
RiverSource ® Variable Universal Life 6 Insurance	S-6700 CF (4/19)	S-6705 CF (4/19)
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
The Board of Directors of the BlackRock Variable Series Funds, Inc. on behalf of the BlackRock Global Allocation V.I. Fund (the “Fund”) (including Class I and Class III shares of the Fund), approved the appointment of BlackRock (Singapore) Limited (“BRS”) as a sub-adviser of the Fund, pursuant to a sub-advisory agreement between BRS and BlackRock Advisors, LLC with respect to the Fund.
BRS is added as a sub-adviser to the Fund effective May 27, 2021.
The following information will replace the current Funds’ description in the table in the “Appendix A: The Funds” or “The Variable Account and the Funds” sections of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
BlackRock Global Allocation V.I. Fund	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, sub-adviser.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-14 A (06/21)
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